Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	$ 1,432
Balance, at end of the period	1,602	$ 1,432
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	2,536	2,075
Additions	730	587
Disposal	(35)
Foreign currency translation adjustment	106	(126)
Balance, at end of the period	3,337	2,536
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(1,104)	(630)
Disposal	35
Foreign currency translation adjustment	50	(30)
Charge for the year	616	504
Balance, at end of the period	(1,735)	(1,104)
Building improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	12
Balance, at end of the period	248	12
Building improvements | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	117	123
Additions	275
Disposal	(23)
Foreign currency translation adjustment	9	(6)
Balance, at end of the period	378	117
Building improvements | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(105)	(19)
Disposal	23
Foreign currency translation adjustment	4	(1)
Charge for the year	44	87
Balance, at end of the period	(130)	(105)
Laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	1,263
Balance, at end of the period	1,187	1,263
Laboratory equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	2,141	1,724
Additions	388	525
Disposal	(12)
Foreign currency translation adjustment	81	(108)
Balance, at end of the period	2,598	2,141
Laboratory equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(878)	(538)
Disposal	12
Foreign currency translation adjustment	40	(26)
Charge for the year	505	366
Balance, at end of the period	(1,411)	(878)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	16
Balance, at end of the period	30	16
Office equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	40	36
Additions	25	6
Foreign currency translation adjustment	2	(2)
Balance, at end of the period	67	40
Office equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(24)	(16)
Foreign currency translation adjustment	1
Charge for the year	12	8
Balance, at end of the period	(37)	(24)
Information and communication equipment (ICT)
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	141
Balance, at end of the period	137	141
Information and communication equipment (ICT) | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	238	192
Additions	42	56
Foreign currency translation adjustment	14	(10)
Balance, at end of the period	294	238
Information and communication equipment (ICT) | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(97)	(57)
Foreign currency translation adjustment	5	(3)
Charge for the year	55	43
Balance, at end of the period	$ (157)	$ (97)